Income Taxes - Deferred Income Taxes and Other (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating and capital loss carryforwards		$ 42.9
Net unrealized losses on available-for-sale securities		1,098.3	$ 1,611.9
Tax credit carryforwards		64.2	65.8
Employee benefits		30.0	26.4
Intangible assets		42.2	17.6
Other deferred income tax assets		8.5
Gross deferred income tax assets		1,286.1	1,721.7
Valuation allowance		(12.0)	(12.3)
Total deferred income tax assets		1,274.1	1,709.4
Deferred income tax liabilities:
Deferred acquisition costs		(622.5)	(655.6)
Investments, including derivative assets		(210.1)	(187.6)
Funds withheld embedded derivative		(488.5)	(767.1)
Real estate		(136.7)	(140.0)
Insurance liabilities		(1,165.6)	(1,011.9)
Gain on sale of discontinued operations		(174.5)	(182.1)
Other deferred income tax liabilities			(51.1)
Total deferred income tax liabilities		(2,797.9)	(2,995.4)
Total net deferred income tax liabilities		(1,523.8)	(1,286.0)
Net deferred income taxes by jurisdiction
Net deferred income tax assets		17.2	10.9
Net deferred income tax liabilities	$ (1,650.9)	(1,541.0)	(1,296.9)
Total net deferred income tax liabilities		(1,523.8)	(1,286.0)
Deferred income tax disclosures-operating loss carryforwards
Valuation allowances on income tax benefits primarily associated with foreign net operating loss carryforwards		0.0
Valuation allowance		12.0	12.3
Current income tax receivables associated with outstanding audit issues
Current income tax receivables (payables) associated with outstanding audit issues		(141.0)	20.7
U.S. Federal
Deferred income tax assets:
Tax credit carryforwards		64.2	65.8
Net deferred income taxes by jurisdiction
Net deferred income tax liabilities		(1,541.0)	(1,296.9)
State
Net deferred income taxes by jurisdiction
Net deferred income tax assets		17.2	10.9
Deferred income tax disclosures-operating loss carryforwards
Net operating loss carryforwards		$ 178.5	$ 0.3